UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07657

Oppenheimer Developing Markets Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: August 31

Date of reporting period: 5/31/2017

Item 1. Schedule of Investments.

CONSOLIDATED

STATEMENT OF INVESTMENTS May 31, 2017 Unaudited

	Shares	Value
Common Stocks—94.9%
Consumer Discretionary—16.7%
Automobiles—0.9%
Astra International Tbk PT	457,842,300	$300,732,099

Diversified Consumer Services—2.5%
Estacio Participacoes SA1	44,485,450	239,064,873
Kroton Educacional SA	39,836,936	178,505,716
New Oriental Education & Technology Group, Inc., Sponsored ADR[1,2]	5,908,422	423,456,605
		841,027,194

Hotels, Restaurants & Leisure—3.3%
China Lodging Group Ltd., Sponsored ADR[1,2]	5,043,822	385,348,001
Genting Bhd[1]	168,203,000	391,800,239
Genting Malaysia Bhd	132,779,700	174,199,055
Jollibee Foods Corp.	42,919,773	176,600,853
		1,127,948,148

Internet & Catalog Retail—2.1%
Ctrip.com International Ltd., ADR[1,2]	12,917,078	705,918,313

Media—1.5%
Zee Entertainment Enterprises Ltd.[1]	65,300,739	521,115,494

Specialty Retail—0.7%
Steinhoff International Holdings NV	41,515,091	221,599,041

Textiles, Apparel & Luxury Goods—5.7%
Kering	2,213,991	732,836,081
LVMH Moet Hennessy Louis Vuitton SE	1,817,629	464,277,878
NIKE, Inc., Cl. B	4,277,110	226,644,059
Prada SpA[1,2]	115,885,610	488,462,735
		1,912,220,753

Consumer Staples—11.7%
Beverages—4.7%
Ambev SA, ADR	24,471,080	139,729,867

	Shares	Value
Beverages (Continued)
Anadolu Efes Biracilik Ve Malt Sanayii AS	28,384,566	$166,728,072
Fomento Economico Mexicano SAB de CV	42,166,491	397,264,157
Fomento Economico Mexicano SAB de CV, Sponsored ADR	2,220,866	209,516,498
Kweichow Moutai Co. Ltd., Cl. A3	6,690,000	434,392,326
Nigerian Breweries plc	208,752,326	90,017,864
Wuliangye Yibin Co. Ltd., Cl. A3	21,360,565	149,926,511
		1,587,575,295

Food & Staples Retailing—4.3%
BIM Birlesik Magazalar AS	10,477,092	186,416,589
CP ALL PCL	48,694,800	89,359,194
Magnit PJSC[1]	6,044,881	980,645,231
Shoprite Holdings Ltd.	11,493,316	183,154,542
		1,439,575,556

Food Products—1.0%
Tingyi Cayman Islands Holding Corp.	48,869,000	59,739,879
Vietnam Dairy Products JSC	6,936,900	45,716,523
Want Want China Holdings Ltd.	316,727,000	222,499,158
		327,955,560

Household Products—0.4%
Kimberly-Clark de Mexico SAB de CV, Cl. A	76,779,442	151,780,019

Personal Products—1.3%
LG Household & Health Care Ltd.	519,152	455,744,371

Energy—2.7%
Oil, Gas & Consumable Fuels—2.7%
Novatek PJSC, Sponsored GDR	7,626,383	859,942,505
Ultrapar Participacoes SA	2,239,400	51,799,036
		911,741,541

1 OPPENHEIMER DEVELOPING MARKETS FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Financials—23.7%
Commercial Banks—8.6%
3SBio, Inc.[2,4]	68,799,500	$95,740,090
Bank Mandiri Persero Tbk PT	234,809,900	222,083,267
Bank of the Philippine Islands	17,280,173	36,591,046
Bank Pekao SA	9,821,280	364,714,002
BDO Unibank, Inc.	13,985,530	34,417,027
Commercial International Bank Egypt SAE	36,688,828	167,738,358
Credicorp Ltd.	698,240	116,969,165
First Abu Dhabi Bank PJSC	6,030,146	17,320,804
FirstRand Ltd.	45,040,192	168,954,916
Grupo Aval Acciones y Valores SA, ADR	27,098,977	226,547,448
Grupo Financiero Banorte SAB de CV, Cl. O	47,418,022	273,201,657
Grupo Financiero Inbursa SAB de CV, Cl. O	180,419,967	298,990,506
Kotak Mahindra Bank Ltd.	27,179,627	407,028,012
Sberbank of Russia PJSC, Sponsored ADR	35,858,677	400,716,663
Zenith Bank plc	1,295,380,781	70,898,696
		2,901,911,657

Consumer Finance—0.6%
Cholamandalam Investment & Finance Co. Ltd.	4,871,449	77,620,276
Prosegur Cash SA2,4	46,771,559	123,619,010
		201,239,286

Diversified Financial Services—3.4%
Ayala Corp.	2,272,040	39,617,580
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros[1]	97,663,248	555,928,562
Grupo de Inversiones Suramericana SA	13,294,923	175,964,898
Hong Kong Exchanges & Clearing Ltd.	8,128,537	205,117,397

	Shares	Value
Diversified Financial Services (Continued)
Moscow Exchange (The)	98,102,575	$174,905,217
		1,151,533,654

Insurance—4.1%
AIA Group Ltd.	135,311,200	960,515,180
Old Mutual plc	98,177,195	239,854,493
Sul America SA1	32,132,706	177,248,969
		1,377,618,642

Real Estate Management & Development—2.3%
Ayala Land, Inc.	222,806,600	176,359,953
Emaar Properties PJSC	84,210,969	163,001,714
Hang Lung Group Ltd.	21,255,000	88,200,764
SM Prime Holdings, Inc.	494,400,572	334,717,223
SOHO China Ltd.[2]	51,521,855	25,780,088
		788,059,742

Thrifts & Mortgage Finance—4.7%
Housing Development Finance Corp. Ltd.	65,521,155	1,594,634,972

Health Care—6.3%
Biotechnology—0.2%
Biocon Ltd.[2]	4,382,761	64,447,668

Health Care Providers & Services—2.6%
Apollo Hospitals Enterprise Ltd.[1,2]	11,784,285	221,222,708
Mediclinic International plc	12,770,846	133,049,641
Sinopharm Group Co. Ltd., Cl. H1	110,814,800	506,160,505
		860,432,854

Life Sciences Tools & Services—0.5%
Samsung Biologics Co. Ltd.[2,4]	889,758	174,829,516

Pharmaceuticals—3.0%
Celltrion, Inc.[2]	462,308	39,473,888
Dr. Reddy’s Laboratories Ltd.	5,286,227	206,813,059
Glenmark Pharmaceuticals Ltd.	11,181,285	110,356,626
Hikma Pharmaceuticals plc	2,594,116	56,470,806

2 OPPENHEIMER DEVELOPING MARKETS FUND

	Shares	Value
Pharmaceuticals (Continued)
Jiangsu Hengrui Medicine Co. Ltd., Cl. A5	40,861,362	$301,359,172
Jiangsu Hengrui Medicine Co. Ltd., Cl. A3,5	33,088,184	241,533,532
Lupin Ltd.	3,068,412	55,216,393
		1,011,223,476

Industrials—5.7%
Aerospace & Defense—0.6%
Embraer SA, Sponsored ADR[1]	10,605,821	209,571,023

Industrial Conglomerates—2.9%
Jardine Strategic Holdings Ltd.	12,915,343	542,084,055
SM Investments Corp.	26,481,047	410,165,669
		952,249,724

Transportation Infrastructure—2.2%
DP World Ltd.	23,120,598	531,799,279
Grupo Aeroportuario del Sureste SAB de CV, Cl. B	10,834,018	213,507,897
		745,307,176

Information Technology—23.5%
Electronic Equipment, Instruments, & Components—0.8%
Murata Manufacturing Co. Ltd.	2,012,900	279,413,191

Internet Software & Services—13.4%
Alibaba Group Holding Ltd., Sponsored ADR[2]	14,834,335	1,816,612,664
Baidu, Inc., Sponsored ADR[2]	951,963	177,160,314
MercadoLibre, Inc.	63,600	17,496,996
NAVER Corp.	760,129	573,569,435
Tencent Holdings Ltd.	56,541,510	1,940,841,940
		4,525,681,349

IT Services—3.6%
Infosys Ltd.	54,293,808	820,732,461
Tata Consultancy Services Ltd.	9,472,685	373,596,469
		1,194,328,930

	Shares	Value
Semiconductors & Semiconductor Equipment—5.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	287,172,429	$1,932,169,750

Materials—4.1%
Construction Materials—1.4%
Indocement Tunggal Prakarsa Tbk PT	118,935,079	165,171,586
Semen Indonesia Persero Tbk PT	38,939,000	27,622,934
UltraTech Cement Ltd.	3,992,977	259,619,503
		452,414,023

Metals & Mining—2.7%
Alrosa PJSC	150,796,073	235,096,506
Glencore plc[2]	183,246,959	682,475,743
Grupo Mexico SAB de CV, Series B	2,346,815	6,356,010
		923,928,259

Telecommunication Services—0.5%
Wireless Telecommunication Services—0.5%
China Mobile Ltd.	15,094,500	167,534,349
Total Common Stocks (Cost $22,663,909,278)		32,013,462,625

Preferred Stocks—1.5%
Lojas Americanas SA, Preference[1]	73,021,800	329,460,677
Xiaoju Kuaizhi, Inc., Series A, Preference[2,6]	2,615,945	133,230,079
Zee Entertainment Enterprises Ltd., 6% Cum. Non-Cv.[1]	189,591,305	28,150,724
Total Preferred Stocks (Cost $301,644,880)		490,841,480

3 OPPENHEIMER DEVELOPING MARKETS FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Investment Company—3.1%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 0.74%[1,7] (Cost $1,060,590,223)	1,060,590,223	$1,060,590,223

Total Investments,at Value (Cost $24,026,144,381)	99.5%	33,564,894,328
Net Other Assets (Liabilities)	0.5	183,165,260
Net Assets	100.0%	$33,748,059,588

Footnotes to Consolidated Statement of Investments

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares August 31, 2016	Gross Additions	Gross Reductions	Shares May 31, 2017
Almacenes Exito SA, GDR	11,250,373	—	11,250,373	—
Apollo Hospitals Enterprise Ltd.	11,490,888	328,872	35,475	11,784,285
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros[a]	77,299,748	20,363,500	—	97,663,248
China Lodging Group Ltd., Sponsored ADR	4,698,926	344,896	—	5,043,822
Ctrip.com International Ltd., ADR[a]	13,523,404	1,761,235	2,367,561	12,917,078
Embraer SA, Sponsored ADR	11,496,634	330,080	1,220,893	10,605,821
Estacio Participacoes SA	43,333,450	1,243,700	91,700	44,485,450
Genting Bhd[a]	213,715,100	—	45,512,100	168,203,000
Genting Bhd Wts., Strike Price 7.96MYR, Exp. 12/18/18	36,522,500	—	36,522,500	—
Lojas Americanas SA, Preference[a]	116,980,600	2,959,400	46,918,200	73,021,800
Magnit PJSC	5,704,592	461,335	121,046	6,044,881
New Oriental Education & Technology Group, Inc., Sponsored ADR[a]	9,075,229	207,210	3,374,017	5,908,422
Oppenheimer Institutional Government Money Market Fund, Cl. E	1,385,672,153	3,670,669,919	3,995,751,849	1,060,590,223
Prada SpA[a]	128,488,610	—	12,603,000	115,885,610
Sinopharm Group Co. Ltd., Cl. H	97,974,400	33,209,200	20,368,800	110,814,800
Sul America SA	27,002,833	5,129,873[b]	—	32,132,706
Zee Entertainment Enterprises Ltd.	66,949,262	1,841,313	3,489,836	65,300,739
Zee Entertainment Enterprises Ltd., 6% Cum. Non-Cv.	189,591,305	—	—	189,591,305

		Value	Income	Realized Gain (Loss)
Almacenes Exito SA, GDR		$—	$417,602	$(65,949,645)
Apollo Hospitals Enterprise Ltd.		221,222,708	—	154,681

4 OPPENHEIMER DEVELOPING MARKETS FUND

Footnotes to Consolidated Statement of Investments (Continued)

	Value		Income	Realized Gain (Loss)
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	$	—[c]	$8,088,887	$—
China Lodging Group Ltd., Sponsored ADR		385,348,001	—	—
Ctrip.com International Ltd., ADR		—[c]	—	19,613,891
Embraer SA, Sponsored ADR		209,571,023	2,070,686	(9,839,477)
Estacio Participacoes SA		239,064,873	21,218,784	(151,728)
Genting Bhd		—[c]	2,698,540	(66,701,401)
Genting Bhd Wts., Strike Price 7.96MYR, Exp. 12/18/18		—	—	(10,156,234)
Lojas Americanas SA, Preference		—[c]	1,433,582	31,913,197
Magnit PJSC		980,645,231	17,663,435	(10,004,153)
New Oriental Education & Technology Group, Inc., Sponsored ADR		—[c]	—	111,397,592
Oppenheimer Institutional Government Money Market Fund, Cl. E		1,060,590,223	4,002,655	—
Prada SpA		—[c]	—	(71,152,924)
Sinopharm Group Co. Ltd., Cl. H		506,160,505	—	30,948,010
Sul America SA		177,248,969	4,195,807	—
Zee Entertainment Enterprises Ltd.		521,115,494	—	11,519,991
Zee Entertainment Enterprises Ltd., 6% Cum. Non-Cv.		28,150,724	1,752,095	—
Total		$4,329,117,751	$63,542,073	$(28,408,200)

a. No longer an affiliate at period end.

b. All or a portion is the result of a corporate action.

c. The security is no longer an affiliate. Therefore, the value has been excluded from this table.

2. Non-income producing security.

3. All or a portion of this security is owned by the subsidiary. See Note 2 of the accompanying Consolidated Notes.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $394,188,616 or 1.17% of the Fund’s net assets at period end.

5. The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

6. Restricted security. The aggregate value of restricted securities at period end was $133,230,079, which represents 0.39% of the Fund’s net assets. See Note 4 of the accompanying Consolidated Notes. Information concerning restricted securities is as follows:

Security	Acquisition Dates	Cost	Value	Unrealized Appreciation
Xiaoju Kuaizhi, Inc., Series A, Preference	4/22/16	$99,999,991	$133,230,079	$33,230,088

7. Rate shown is the 7-day yield at period end.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent
China	$7,787,233,526	23.2%
India	4,740,554,364	14.1
Russia	2,651,306,123	7.9
Taiwan	1,932,169,750	5.8
Brazil	1,881,308,723	5.6
Hong Kong	1,795,917,397	5.3
Mexico	1,550,616,745	4.6
United States	1,287,234,281	3.8

5 OPPENHEIMER DEVELOPING MARKETS FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

Geographic Holdings (Continued)	Value	Percent
South Korea	$1,243,617,210	3.7%
Philippines	1,208,469,351	3.6
France	1,197,113,959	3.6
Indonesia	715,609,887	2.1
United Arab Emirates	712,121,797	2.1
Switzerland	682,475,743	2.0
Malaysia	565,999,294	1.7
Italy	488,462,735	1.5
South Africa	485,159,099	1.4
Colombia	402,512,345	1.2
Poland	364,714,002	1.1
Turkey	353,144,660	1.1
Japan	279,413,191	0.8
United Kingdom	239,854,493	0.7
Netherlands	221,599,041	0.7
Egypt	167,738,358	0.5
Nigeria	160,916,560	0.5
Spain	123,619,010	0.4
Peru	116,969,165	0.3
Thailand	89,359,194	0.3
Jordan	56,470,806	0.2
Vietnam	45,716,523	0.1
Argentina	17,496,996	0.1
Total	$33,564,894,328	100.0%

6 OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS May 31, 2017 Unaudited

1. Organization

Oppenheimer Developing Markets Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Basis for Consolidation. The Fund has established a private vehicle, OFI Global China Fund, LLC, which is wholly-owned and controlled by the Fund (the “Subsidiary”) organized under laws of Delaware. The Fund and Subsidiary are both managed by the Manager. The Fund may invest up to 10% of its total assets in the Subsidiary. The Subsidiary invests significantly in class A-shares of Chinese companies (“China A Shares”). The Subsidiary is subject to the same investment restrictions and guidelines, and follows the same compliance policies and procedures, as the Fund.

At period end, the Fund owned 44,610,996 shares with net assets of $939,509,564 in the Subsidiary.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close as described in Note 3.

(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

7 OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

8 OPPENHEIMER DEVELOPING MARKETS FUND

3. Securities Valuation (Continued)

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$1,741,366,978	$3,889,194,064	$—	$5,630,561,042
Consumer Staples	349,246,365	3,613,384,436	—	3,962,630,801
Energy	—	911,741,541	—	911,741,541
Financials	343,516,613	7,671,481,340	—	8,014,997,953
Health Care	—	2,110,933,514	—	2,110,933,514
Industrials	209,571,023	1,697,556,900	—	1,907,127,923
Information Technology	2,011,269,974	5,920,323,246	—	7,931,593,220
Materials	—	1,376,342,282	—	1,376,342,282
Telecommunication Services	—	167,534,349	—	167,534,349
Preferred Stocks	28,150,724	329,460,677	133,230,079	490,841,480
Investment Company	1,060,590,223	—	—	1,060,590,223

Total Assets	$5,743,711,900	$27,687,952,349	$133,230,079	$33,564,894,328

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

9 OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks

Risks of Foreign Investing. The Fund may invest in foreign securities which are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to limited or no regulatory oversight.

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Consolidated Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

10 OPPENHEIMER DEVELOPING MARKETS FUND

4. Investments and Risks (Continued)

Restricted Securities. At period end, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Consolidated Statement of Investments. Restricted securities are reported on a schedule following the Consolidated Statement of Investments.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their

11 OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

5. Market Risk Factors (Continued)

value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$24,070,243,173
Federal tax cost of other investments	134,132,074

Total federal tax cost	$24,204,375,247

Gross unrealized appreciation	$12,323,140,353
Gross unrealized depreciation	(2,840,900,119)

Net unrealized appreciation	$9,482,240,234

12 OPPENHEIMER DEVELOPING MARKETS FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 5/31/2017, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Developing Markets Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	7/14/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	7/14/2017

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	7/14/2017